Capital Group Core Bond Completion Fund®
Investment portfolio
September 30, 2024
unaudited

Bonds, notes & other debt instruments 94.38% Corporate bonds, notes & loans 61.78% Financials 24.81%	Principal amount (000)	Value (000)
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,2]	USD200	$214
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034)[2]	100	104
Aon North America, Inc. 5.15% 3/1/2029	155	160
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029)[2]	511	502
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[2]	100	104
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[1,2]	200	207
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[1,2]	250	258
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,2]	200	208
Capital One Financial Corp. 5.463% 7/26/2030 (USD-SOFR + 1.56% on 7/26/2029)[2]	167	171
Chubb INA Holdings, LLC 5.00% 3/15/2034	59	61
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[2]	352	353
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[2]	187	195
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[2]	643	647
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[2]	171	173
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[2]	494	519
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	237	217
Intesa Sanpaolo SpA 5.71% 1/15/2026[1]	312	315
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[2]	441	454
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[2]	160	169
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[2]	596	613
Navient Corp. 5.625% 8/1/2033	50	44
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[2]	171	178
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	55	57
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR index + 2.13% on 8/2/2029)[2]	121	124
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[2]	101	104
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[2]	206	214
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[1,2]	512	535
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[2]	540	562
		7,462
Utilities 6.50%
Consumers Energy Co. 4.625% 5/15/2033	60	61
Eversource Energy 5.50% 1/1/2034	35	36
FirstEnergy Corp. 2.65% 3/1/2030	290	265
Georgia Power Co. 5.25% 3/15/2034	119	125
Pacific Gas and Electric Co. 2.50% 2/1/2031	934	819
PacifiCorp 5.50% 5/15/2054	178	179
Public Service Company of Colorado 5.75% 5/15/2054	123	133
Southern California Edison Co. 5.20% 6/1/2034	326	338
		1,956
Health care 6.45%
AbbVie, Inc. 5.40% 3/15/2054	192	204
Amgen, Inc. 5.65% 3/2/2053	134	141
Baxter International, Inc. 2.539% 2/1/2032	42	36
Capital Group Core Bond Completion Fund — Page 1 of 9

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Becton, Dickinson and Co. 5.081% 6/7/2029	USD66	$68
Bristol-Myers Squibb Co. 5.55% 2/22/2054	208	221
Centene Corp. 4.625% 12/15/2029	377	369
CVS Health Corp. 5.70% 6/1/2034	179	187
Gilead Sciences, Inc. 5.55% 10/15/2053	66	71
HCA, Inc. 3.625% 3/15/2032	58	54
Medline Borrower, LP 3.875% 4/1/2029[1]	90	85
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	115	119
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036	230	237
UnitedHealth Group, Inc. 5.625% 7/15/2054	137	147
		1,939
Energy 5.72%
Apache Corp. 4.25% 1/15/2030	113	109
Baytex Energy Corp. 7.375% 3/15/2032[1]	75	75
Ecopetrol SA 8.875% 1/13/2033	95	102
Occidental Petroleum Corp. 5.55% 10/1/2034	118	120
Petroleos Mexicanos 6.50% 3/13/2027	885	868
Saudi Arabian Oil Co. 5.25% 7/17/2034[1]	200	206
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034[1]	101	102
Sunoco, LP 4.50% 5/15/2029	90	86
TotalEnergies Capital SA 5.488% 4/5/2054	49	51
		1,719
Consumer discretionary 5.40%
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	200	211
Bath & Body Works, Inc. 6.875% 11/1/2035	50	52
Ford Motor Credit Co., LLC 6.798% 11/7/2028	678	716
General Motors Financial Co., Inc. 4.90% 10/6/2029	145	145
Home Depot, Inc. 4.95% 6/25/2034	114	119
Hyundai Capital America 4.30% 9/24/2027[1]	282	281
Marriott International, Inc. 5.35% 3/15/2035	36	37
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[1]	60	62
		1,623
Real estate 3.50%
Boston Properties, LP 3.25% 1/30/2031	398	359
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	158	166
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	120	110
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	35	37
Prologis, LP 5.125% 1/15/2034	80	83
VICI Properties, LP 4.75% 2/15/2028	298	299
		1,054
Industrials 3.34%
Boeing Co. 6.298% 5/1/2029[1]	345	363
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	37	40
Carrier Global Corp. 5.90% 3/15/2034	62	68
CSX Corp. 4.90% 3/15/2055	58	57
Honeywell International, Inc. 5.00% 3/1/2035	54	56
Icahn Enterprises, LP 5.25% 5/15/2027	200	192
Capital Group Core Bond Completion Fund — Page 2 of 9

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
RTX Corp. 5.75% 1/15/2029	USD160	$170
Union Pacific Corp. 4.95% 5/15/2053	58	58
		1,004
Communication services 2.54%
AT&T, Inc. 5.40% 2/15/2034	160	168
CCO Holdings, LLC 4.75% 3/1/2030[1]	75	69
Charter Communications Operating, LLC 4.40% 4/1/2033	94	86
Comcast Corp. 5.65% 6/1/2054	78	83
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	75	65
T-Mobile USA, Inc. 5.15% 4/15/2034	147	152
Verizon Communications, Inc. 4.78% 2/15/2035[1]	141	141
		764
Consumer staples 1.62%
BAT Capital Corp. 6.421% 8/2/2033	166	182
Constellation Brands, Inc. 4.90% 5/1/2033	53	54
Philip Morris International, Inc. 5.25% 9/7/2028	242	251
		487
Information technology 1.38%
Broadcom, Inc. 5.05% 7/12/2029	256	264
Broadcom, Inc. 4.80% 10/15/2034	6	6
Cisco Systems, Inc. 5.05% 2/26/2034	139	146
		416
Materials 0.52%
Consolidated Energy Finance SA 5.625% 10/15/2028[1]	150	127
Dow Chemical Co. (The) 5.60% 2/15/2054	29	30
		157
Total corporate bonds, notes & loans		18,581
U.S. Treasury bonds & notes 17.91% U.S. Treasury 16.22%
U.S. Treasury 4.375% 10/31/2024[3]	4,880	4,878
U.S. Treasury inflation-protected securities 1.69%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[4]	276	268
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[4]	265	240
		508
Total U.S. Treasury bonds & notes		5,386
Asset-backed obligations 7.36%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[1,5]	365	372
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029[1,5]	100	105
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036[1,5]	227	230
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[5]	72	72
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[5]	53	53
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,5]	250	250
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,5]	100	100
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,5]	41	41
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 5.947% 1/15/2028[1,5,6]	500	502
Capital Group Core Bond Completion Fund — Page 3 of 9

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
PFS Financing Corp., Series 2024-A, Class B, (30-day Average USD-SOFR + 1.30%) 6.642% 1/15/2028[1,5,6]	USD150	$150
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,5]	118	113
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,5]	223	225
		2,213
Mortgage-backed obligations 4.23% Collateralized mortgage-backed obligations (privately originated) 3.95%
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.393% 9/25/2044[1,5,6]	37	37
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.943% 9/25/2044[1,5,6]	25	25
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[1,5,6]	355	317
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 8.18% 4/25/2042[1,5,6]	50	52
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 8.63% 5/25/2042[1,5,6]	330	346
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,2,5]	405	411
		1,188
Commercial mortgage-backed securities 0.28%
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034[5,6]	83	85
Total mortgage-backed obligations		1,273
Bonds & notes of governments & government agencies outside the U.S. 1.59%
Greece (Hellenic Republic of) 0.75% 6/18/2031	EUR280	273
United Mexican States 6.00% 5/7/2036	USD200	204
		477
Municipals 1.51% Illinois 1.51%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	25	26
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	320	305
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	122	124
		455
Total municipals		455
Total bonds, notes & other debt instruments (cost: $28,435,000)		28,385
Short-term securities 4.84% Money market investments 4.84%	Shares
Capital Group Central Cash Fund 5.09%[7,8]	14,537	1,454
Total short-term securities (cost: $1,454,000)		1,454
Total investment securities 99.22% (cost: $29,889,000)		29,839
Other assets less liabilities 0.78%		235
Net assets 100.00%		$30,074
Capital Group Core Bond Completion Fund — Page 4 of 9

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
5 Year U.S. Treasury Note Futures	Long	100	12/31/2024	USD10,988	$(8)
30 Day Federal Funds Futures	Short	8	2/3/2025	(3,197)	— [9]
3 Month SOFR Futures	Short	10	3/19/2025	(2,399)	3
3 Month SOFR Futures	Long	6	9/17/2025	1,452	— [9]
2 Year U.S. Treasury Note Futures	Long	125	1/6/2025	26,030	(6)
10 Year U.S. Treasury Note Futures	Long	18	12/31/2024	2,057	(2)
10 Year Ultra U.S. Treasury Note Futures	Short	39	12/31/2024	(4,613)	5
20 Year U.S. Treasury Bond Futures	Long	3	12/31/2024	373	(1)
30 Year Ultra U.S. Treasury Bond Futures	Short	13	12/31/2024	(1,730)	2
					$(7)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	267	EUR	240	HSBC Bank	10/17/2024	$— [9]
JPY	45,965	CHF	270	BNP Paribas	10/31/2024	1
						$1
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.301%	Annual	9/30/2026	USD950	$— [9]	$—	$— [9]
SOFR	Annual	3.3245%	Annual	10/2/2034	790	1	—	1
SOFR	Annual	3.378%	Annual	10/4/2049	290	— [9]	—	— [9]
						$1	$—	$1
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[10] (000)	Value at 9/30/2024[11] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD1,371	$31	$31	$— [9]
Capital Group Core Bond Completion Fund — Page 5 of 9

unaudited
Investments in affiliates8

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Short-term securities 4.84%
Money market investments 4.84%
Capital Group Central Cash Fund 5.09%[7]	$—	$1,985	$531	$— [9]	$— [9]	$1,454	$1

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,947,000, which represented 23.10% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $54,000, which represented .18% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]	Rate represents the seven-day yield at 9/30/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Amount less than one thousand.
[10]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[11]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital Group Core Bond Completion Fund — Page 6 of 9

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $52,839,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $585,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $2,030,000 and $1,371,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group Core Bond Completion Fund — Page 7 of 9

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2024 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$18,581	$—	$18,581
U.S. Treasury bonds & notes	—	5,386	—	5,386
Asset-backed obligations	—	2,213	—	2,213
Mortgage-backed obligations	—	1,273	—	1,273
Bonds & notes of governments & government agencies outside the U.S.	—	477	—	477
Municipals	—	455	—	455
Short-term securities	1,454	—	—	1,454
Total	$1,454	$28,385	$—	$29,839

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$10	$—	$—	$10
Unrealized appreciation on open forward currency contracts	—	1	—	1
Unrealized appreciation on centrally cleared interest rate swaps	—	1	—	1
Unrealized appreciation on centrally cleared credit default swaps	—	— †	—	— †
Liabilities:
Unrealized depreciation on futures contracts	(17)	—	—	(17)
Unrealized depreciation on open forward currency contracts	—	— †	—	— †
Total	$(7)	$2	$—	$(5)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†
Amount less than one thousand.
Key to abbreviation(s)
CHF = Swiss francs
CME = CME Group
EUR = Euros
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Capital Group Core Bond Completion Fund — Page 8 of 9

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-150-1124
Capital Group Core Bond Completion Fund — Page 9 of 9